Other assets, net	12 Months Ended
Dec. 31, 2020
Other assets, net [Abstract]
Other assets, net
17.	Other assets

(a)	Other assets as of December 31, 2019 and 2020 are as follows:

	2019		2020
Accounts receivable	~~W~~	9,355,388	12,511,880
Domestic exchange settlement debit		4,337,628	4,055,744
Guarantee deposits		1,184,572	1,145,045
Present value discount on guarantee deposits		(45,316)	(33,062)
Accrued income		2,612,823	2,535,847
Prepaid expense		193,849	202,218
Provisional payments		71,764	183,935
Sundry assets		93,766	106,341
Separate account assets		8,253,351	9,267,722
Advance payments		317,365	203,023
Unamortized deferred acquisition cost		907,868	979,942
Others		661,998	1,118,926
Allowances for credit loss of other assets		(66,775)	(82,895)

	~~W~~27,878,281		32,194,666

(b)	Changes in unamortized deferred acquisition cost by insurance type for the year ended December 31, 2020 are as follows:

	2020
	Beginning balance		Acquisition cost incurred			Amortization	Ending balance
			Cost	Expensed	Deferral
Individual insurance
Pure endowment insurance	~~W~~	67,856	11,602	(6,450)	5,152	(35,504)	37,504
Death insurance		834,415	771,973	(298,355)	473,618	(375,111)	932,922
Endowment insurance		4,764	19,024	(11,001)	8,023	(3,862)	8,925

		907,035	802,599	(315,806)	486,793	(414,477)	979,351
Group insurance
Pure protection		833	343	(164)	179	(421)	591

	~~W~~	907,868	802,942	(315,970)	486,972	(414,898)	979,942